Summarized Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 67,272		$ 67,537		$ 67,689		$ 67,530		$ 66,559		$ 67,590		$ 67,328		$ 67,221		$ 270,028	$ 268,698	$ 268,191
Income (loss) from operations	(18,739)		35,921		(4,318)		(9,822)		5,275		(1,862)		(7,791)		4,893		3,042	515	(32,029)
Net loss	$ (56,040)		$ (24,132)		$ (60,043)		$ (178,676)		$ (70,839)		$ (43,240)		$ (226,224)		$ (69,733)		$ (318,891)	$ (410,036)	$ (258,117)
Basic and diluted net income (loss) per common unit	$ 0.01	[1]	$ 0.18	[1]	$ (0.01)	[1]	$ (0.61)	[1]	$ (0.06)	[1]	$ 0.08	[1]	$ (0.85)	[1]	$ (0.06)	[1]	$ (0.43)	$ (0.89)	$ (0.03)

[1]	The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.